Shareholder Report, Holdings (Details)	May 31, 2024
Smead Value Fund (Class A) | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Smead Value Fund (Class A) | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Smead Value Fund (Class A) | Occidental Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Smead Value Fund (Class A) | Merck and Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Smead Value Fund (Class A) | Simon Property Group Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Smead Value Fund (Class A) | DR Horton Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Smead Value Fund (Class A) | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Smead Value Fund (Class A) | Ovintiv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Smead Value Fund (Class A) | JPMorgan Chase and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Smead Value Fund (Class A) | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Smead Value Fund (Class A) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Smead Value Fund (Class A) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Smead Value Fund (Class A) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Smead Value Fund (Class A) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Smead Value Fund (Class A) | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Smead Value Fund (Class A) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Smead Value Fund (Class A) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Smead Value Fund (Class A) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Smead Value Fund (Class A) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Smead Value Fund (Class A) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Smead Value Fund (Class C) | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Smead Value Fund (Class C) | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Smead Value Fund (Class C) | Occidental Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Smead Value Fund (Class C) | Merck and Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Smead Value Fund (Class C) | Simon Property Group Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Smead Value Fund (Class C) | DR Horton Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Smead Value Fund (Class C) | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Smead Value Fund (Class C) | Ovintiv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Smead Value Fund (Class C) | JPMorgan Chase and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Smead Value Fund (Class C) | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Smead Value Fund (Class C) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Smead Value Fund (Class C) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Smead Value Fund (Class C) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Smead Value Fund (Class C) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Smead Value Fund (Class C) | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Smead Value Fund (Class C) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Smead Value Fund (Class C) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Smead Value Fund (Class C) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Smead Value Fund (Class C) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Smead Value Fund (Class C) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Smead Value Fund (Class I1) | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Smead Value Fund (Class I1) | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Smead Value Fund (Class I1) | Occidental Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Smead Value Fund (Class I1) | Merck and Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Smead Value Fund (Class I1) | Simon Property Group Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Smead Value Fund (Class I1) | DR Horton Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Smead Value Fund (Class I1) | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Smead Value Fund (Class I1) | Ovintiv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Smead Value Fund (Class I1) | JPMorgan Chase and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Smead Value Fund (Class I1) | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Smead Value Fund (Class I1) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Smead Value Fund (Class I1) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Smead Value Fund (Class I1) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Smead Value Fund (Class I1) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Smead Value Fund (Class I1) | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Smead Value Fund (Class I1) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Smead Value Fund (Class I1) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Smead Value Fund (Class I1) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Smead Value Fund (Class I1) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Smead Value Fund (Class I1) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Smead International Value Fund (Investor Class) | UniCredit SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Smead International Value Fund (Investor Class) | MEG Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Smead International Value Fund (Investor Class) | Frontline PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Smead International Value Fund (Investor Class) | Cenovus Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Smead International Value Fund (Investor Class) | BAWAG Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Smead International Value Fund (Investor Class) | Strathcona Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Smead International Value Fund (Investor Class) | Assicurazioni Generali SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Smead International Value Fund (Investor Class) | Pandora AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Smead International Value Fund (Investor Class) | Bankinter SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Smead International Value Fund (Investor Class) | Occidental Petroleum Corp Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Smead International Value Fund (Investor Class) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Smead International Value Fund (Investor Class) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Smead International Value Fund (Investor Class) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Smead International Value Fund (Investor Class) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Smead International Value Fund (Investor Class) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Smead International Value Fund (Investor Class) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Smead International Value Fund (Investor Class) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Smead International Value Fund (Investor Class) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Smead International Value Fund (Investor Class) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Smead International Value Fund (Investor Class) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Smead International Value Fund (Investor Class) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Smead International Value Fund (Investor Class) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Smead International Value Fund (Investor Class) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Smead International Value Fund (Investor Class) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Smead International Value Fund (Investor Class) | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Smead International Value Fund (Investor Class) | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Smead International Value Fund (Investor Class) | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Smead International Value Fund (Investor Class) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Smead International Value Fund (Investor Class) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Smead International Value Fund (Investor Class) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Smead International Value Fund (Investor Class) | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Smead International Value Fund (Investor Class) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Smead Value Fund (Class R1) | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Smead Value Fund (Class R1) | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Smead Value Fund (Class R1) | Occidental Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Smead Value Fund (Class R1) | Merck and Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Smead Value Fund (Class R1) | Simon Property Group Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Smead Value Fund (Class R1) | DR Horton Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Smead Value Fund (Class R1) | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Smead Value Fund (Class R1) | Ovintiv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Smead Value Fund (Class R1) | JPMorgan Chase and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Smead Value Fund (Class R1) | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Smead Value Fund (Class R1) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Smead Value Fund (Class R1) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Smead Value Fund (Class R1) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Smead Value Fund (Class R1) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Smead Value Fund (Class R1) | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Smead Value Fund (Class R1) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Smead Value Fund (Class R1) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Smead Value Fund (Class R1) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Smead Value Fund (Class R1) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Smead Value Fund (Class R1) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Smead Value Fund (Class Y) | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Smead Value Fund (Class Y) | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Smead Value Fund (Class Y) | Occidental Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Smead Value Fund (Class Y) | Merck and Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Smead Value Fund (Class Y) | Simon Property Group Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Smead Value Fund (Class Y) | DR Horton Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Smead Value Fund (Class Y) | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Smead Value Fund (Class Y) | Ovintiv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Smead Value Fund (Class Y) | JPMorgan Chase and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Smead Value Fund (Class Y) | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Smead Value Fund (Class Y) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Smead Value Fund (Class Y) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Smead Value Fund (Class Y) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Smead Value Fund (Class Y) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Smead Value Fund (Class Y) | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Smead Value Fund (Class Y) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Smead Value Fund (Class Y) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Smead Value Fund (Class Y) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Smead Value Fund (Class Y) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Smead Value Fund (Class Y) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Smead Value Fund (Investor Class) | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Smead Value Fund (Investor Class) | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Smead Value Fund (Investor Class) | Occidental Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Smead Value Fund (Investor Class) | Merck and Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Smead Value Fund (Investor Class) | Simon Property Group Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Smead Value Fund (Investor Class) | DR Horton Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Smead Value Fund (Investor Class) | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Smead Value Fund (Investor Class) | Ovintiv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Smead Value Fund (Investor Class) | JPMorgan Chase and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Smead Value Fund (Investor Class) | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Smead Value Fund (Investor Class) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Smead Value Fund (Investor Class) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Smead Value Fund (Investor Class) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Smead Value Fund (Investor Class) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Smead Value Fund (Investor Class) | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Smead Value Fund (Investor Class) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Smead Value Fund (Investor Class) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Smead Value Fund (Investor Class) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Smead Value Fund (Investor Class) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Smead Value Fund (Investor Class) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Smead Value Fund (Class R2) | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Smead Value Fund (Class R2) | Lennar Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Smead Value Fund (Class R2) | Occidental Petroleum Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Smead Value Fund (Class R2) | Merck and Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Smead Value Fund (Class R2) | Simon Property Group Inc REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Smead Value Fund (Class R2) | DR Horton Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Smead Value Fund (Class R2) | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Smead Value Fund (Class R2) | Ovintiv Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Smead Value Fund (Class R2) | JPMorgan Chase and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Smead Value Fund (Class R2) | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Smead Value Fund (Class R2) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Smead Value Fund (Class R2) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Smead Value Fund (Class R2) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Smead Value Fund (Class R2) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Smead Value Fund (Class R2) | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Smead Value Fund (Class R2) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Smead Value Fund (Class R2) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Smead Value Fund (Class R2) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Smead Value Fund (Class R2) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Smead Value Fund (Class R2) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Smead International Value Fund (Class C) | UniCredit SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Smead International Value Fund (Class C) | MEG Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Smead International Value Fund (Class C) | Frontline PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Smead International Value Fund (Class C) | Cenovus Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Smead International Value Fund (Class C) | BAWAG Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Smead International Value Fund (Class C) | Strathcona Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Smead International Value Fund (Class C) | Assicurazioni Generali SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Smead International Value Fund (Class C) | Pandora AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Smead International Value Fund (Class C) | Bankinter SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Smead International Value Fund (Class C) | Occidental Petroleum Corp Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Smead International Value Fund (Class C) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Smead International Value Fund (Class C) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Smead International Value Fund (Class C) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Smead International Value Fund (Class C) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Smead International Value Fund (Class C) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Smead International Value Fund (Class C) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Smead International Value Fund (Class C) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Smead International Value Fund (Class C) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Smead International Value Fund (Class C) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Smead International Value Fund (Class C) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Smead International Value Fund (Class C) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Smead International Value Fund (Class C) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Smead International Value Fund (Class C) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Smead International Value Fund (Class C) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Smead International Value Fund (Class C) | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Smead International Value Fund (Class C) | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Smead International Value Fund (Class C) | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Smead International Value Fund (Class C) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Smead International Value Fund (Class C) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Smead International Value Fund (Class C) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Smead International Value Fund (Class C) | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Smead International Value Fund (Class C) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Smead International Value Fund (Class A) | UniCredit SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Smead International Value Fund (Class A) | MEG Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Smead International Value Fund (Class A) | Frontline PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Smead International Value Fund (Class A) | Cenovus Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Smead International Value Fund (Class A) | BAWAG Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Smead International Value Fund (Class A) | Strathcona Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Smead International Value Fund (Class A) | Assicurazioni Generali SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Smead International Value Fund (Class A) | Pandora AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Smead International Value Fund (Class A) | Bankinter SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Smead International Value Fund (Class A) | Occidental Petroleum Corp Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Smead International Value Fund (Class A) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Smead International Value Fund (Class A) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Smead International Value Fund (Class A) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Smead International Value Fund (Class A) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Smead International Value Fund (Class A) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Smead International Value Fund (Class A) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Smead International Value Fund (Class A) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Smead International Value Fund (Class A) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Smead International Value Fund (Class A) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Smead International Value Fund (Class A) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Smead International Value Fund (Class A) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Smead International Value Fund (Class A) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Smead International Value Fund (Class A) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Smead International Value Fund (Class A) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Smead International Value Fund (Class A) | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Smead International Value Fund (Class A) | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Smead International Value Fund (Class A) | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Smead International Value Fund (Class A) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Smead International Value Fund (Class A) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Smead International Value Fund (Class A) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Smead International Value Fund (Class A) | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Smead International Value Fund (Class A) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Smead International Value Fund (Class I1) | UniCredit SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Smead International Value Fund (Class I1) | MEG Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Smead International Value Fund (Class I1) | Frontline PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Smead International Value Fund (Class I1) | Cenovus Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Smead International Value Fund (Class I1) | BAWAG Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Smead International Value Fund (Class I1) | Strathcona Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Smead International Value Fund (Class I1) | Assicurazioni Generali SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Smead International Value Fund (Class I1) | Pandora AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Smead International Value Fund (Class I1) | Bankinter SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Smead International Value Fund (Class I1) | Occidental Petroleum Corp Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Smead International Value Fund (Class I1) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Smead International Value Fund (Class I1) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Smead International Value Fund (Class I1) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Smead International Value Fund (Class I1) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Smead International Value Fund (Class I1) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Smead International Value Fund (Class I1) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Smead International Value Fund (Class I1) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Smead International Value Fund (Class I1) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Smead International Value Fund (Class I1) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Smead International Value Fund (Class I1) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Smead International Value Fund (Class I1) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Smead International Value Fund (Class I1) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Smead International Value Fund (Class I1) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Smead International Value Fund (Class I1) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Smead International Value Fund (Class I1) | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Smead International Value Fund (Class I1) | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Smead International Value Fund (Class I1) | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Smead International Value Fund (Class I1) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Smead International Value Fund (Class I1) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Smead International Value Fund (Class I1) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Smead International Value Fund (Class I1) | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Smead International Value Fund (Class I1) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Smead International Value Fund (Class Y) | UniCredit SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Smead International Value Fund (Class Y) | MEG Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Smead International Value Fund (Class Y) | Frontline PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Smead International Value Fund (Class Y) | Cenovus Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Smead International Value Fund (Class Y) | BAWAG Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Smead International Value Fund (Class Y) | Strathcona Resources Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Smead International Value Fund (Class Y) | Assicurazioni Generali SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Smead International Value Fund (Class Y) | Pandora AS [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Smead International Value Fund (Class Y) | Bankinter SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Smead International Value Fund (Class Y) | Occidental Petroleum Corp Warrants [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Smead International Value Fund (Class Y) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Smead International Value Fund (Class Y) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Smead International Value Fund (Class Y) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Smead International Value Fund (Class Y) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Smead International Value Fund (Class Y) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Smead International Value Fund (Class Y) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Smead International Value Fund (Class Y) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Smead International Value Fund (Class Y) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Smead International Value Fund (Class Y) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Smead International Value Fund (Class Y) | CANADA
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Smead International Value Fund (Class Y) | ITALY
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Smead International Value Fund (Class Y) | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Smead International Value Fund (Class Y) | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Smead International Value Fund (Class Y) | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Smead International Value Fund (Class Y) | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Smead International Value Fund (Class Y) | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Smead International Value Fund (Class Y) | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Smead International Value Fund (Class Y) | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Smead International Value Fund (Class Y) | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Smead International Value Fund (Class Y) | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Smead International Value Fund (Class Y) | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Smead International Value Fund (Class Y) | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	1.40%